COMMITMENTS	12 Months Ended
Jan. 31, 2015
COMMITMENTS [Text Block]

NOTE 15 – COMMITMENTS

Lease Commitments

On December 8, 2010, the Company entered into a five year lease agreement, commencing January 1, 2011 at approximately $6,954 (CDN$6,954) per month for the first three years of the lease, and approximately $5,734 (CDN$7,289) per month for the last two years of the term.

On July 25, 2011, the Company entered into a rental agreement for office space in La Plata, Argentina with a consultant, for the period July 2011 to June 2014 at a cost of $2,500 per month. On July 1, 2014, the Company renewed its agreement for two additional years whereby the rent was reduced to approximately ARS $7,200 or approximately $850 per month for the first year and ARS $9,360 or approximately $1,100 per month for the second year.

At January 31, 2015, the minimum future lease payments under the Company’s operating leases are as follows:

Fiscal year ended January 31, 2016	$74,820
Fiscal year ended January 31, 2017	$5,414

Consulting Commitments

At January 31, 2015, the minimum future payments under the Company’s consulting contract is as follows:

Fiscal year ended January 31, 2016	$106,205